Inventories - Summary of Inventories (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes of inventories [Line Items]
Work-in-progress	€ 92	€ 94
Construction contracts [member]
Classes of inventories [Line Items]
Work-in-progress	€ 2	€ 2